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                    WARBURG PINCUS GLOBAL FIXED INCOME FUND

                       SUPPLEMENT TO THE PROSPECTUSES AND
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 17, 1998

  THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION OF WARBURG PINCUS GLOBAL FIXED INCOME FUND (THE "FUND") IN THE SECTION ENTITLED "MANAGEMENT OF THE FUNDS -- PORTFOLIO MANAGERS":

  Laxmi C. Bhandari no longer serves as Co-Portfolio Manager of the Fund. Dale
C. Christensen, formerly Co-Portfolio Manager, is the sole Portfolio Manager of the Fund.

Dated: March 31, 1998                                               16-0398
                                                                    for
                                                                    WPBDF
                                                                    ADBDF